Stock-Based Compensation Plan - Schedule of Weighted-Average Assumptions Used to Estimate Fair Value of Stock Options Using Black-Scholes Option Pricing Model (Details) - Surrozen Inc	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (in years)	5 days 22 hours	5 days 23 hours
Expected volatility	63.43%	59.24%
Risk-free interest rate	0.78%	1.36%
Dividend yield
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (in years)			6 years 25 days	6 years 29 days
Expected volatility			62.88%	64.12%
Risk-free interest rate			1.48%	2.48%
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (in years)			5 years 11 months 15 days	5 years 11 months 1 day
Expected volatility			58.71%	59.76%
Risk-free interest rate			0.31%	1.42%